Redeemable preferred shares - Issued and outstanding redeemable convertible preferred shares pre- and post-Rights Offering and common shares issued in exchange for preferred shareholders who did not participate in the Rights Offering (Details) - shares
	7 Months Ended
	Aug. 06, 2025	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable preferred shares
Temporary equity, shares issued (in shares)	180,827,421	189,817,561		18,082,742
Temporary equity, shares outstanding (in shares)	180,827,421	189,817,561		18,082,742	17,757,257
Number of shares converted to Common A shares	11,960,583
Before effect of reverse stock split
Redeemable preferred shares
Temporary equity, shares issued (in shares)				180,827,421
Temporary equity, shares outstanding (in shares)				180,827,421
Class A redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	22,397,515
Temporary equity, shares outstanding (in shares)	22,397,515
Number of shares converted to Common A shares	1,483,852
Class A redeemable convertible preferred shares | Before effect of reverse stock split
Redeemable preferred shares
Temporary equity, shares issued (in shares)				22,397,515
Temporary equity, shares outstanding (in shares)				22,397,515
Class B redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	37,324,661
Temporary equity, shares outstanding (in shares)	37,324,661
Number of shares converted to Common A shares	3,058,733
Class B redeemable convertible preferred shares | Before effect of reverse stock split
Redeemable preferred shares
Temporary equity, shares issued (in shares)				37,324,661
Temporary equity, shares outstanding (in shares)				37,324,661
Class C redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	7,946,281
Temporary equity, shares outstanding (in shares)	7,946,281
Number of shares converted to Common A shares	605,990
Class C redeemable convertible preferred shares | Before effect of reverse stock split
Redeemable preferred shares
Temporary equity, shares issued (in shares)				7,946,281
Temporary equity, shares outstanding (in shares)				7,946,281
Class D redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	22,602,822
Temporary equity, shares outstanding (in shares)	22,602,822
Number of shares converted to Common A shares	1,959,896
Class D redeemable convertible preferred shares | Before effect of reverse stock split
Redeemable preferred shares
Temporary equity, shares issued (in shares)				22,602,822
Temporary equity, shares outstanding (in shares)				22,602,822
Class E redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	77,760,008
Temporary equity, shares outstanding (in shares)	77,760,008
Number of shares converted to Common A shares	4,102,995
Class E redeemable convertible preferred shares | Before effect of reverse stock split
Redeemable preferred shares
Temporary equity, shares issued (in shares)				77,760,008
Temporary equity, shares outstanding (in shares)				77,760,008
Class F redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	12,796,134
Temporary equity, shares outstanding (in shares)	12,796,134
Number of shares converted to Common A shares	749,117
Class F redeemable convertible preferred shares | Before effect of reverse stock split
Redeemable preferred shares
Temporary equity, shares issued (in shares)				12,796,134
Temporary equity, shares outstanding (in shares)				12,796,134
New Class A
Redeemable preferred shares
Temporary equity, shares issued (in shares)	56,010,259		56,010,259
Temporary equity, shares outstanding (in shares)	56,010,259		56,010,259
Class A Series 1 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	7,558,992
Temporary equity, shares outstanding (in shares)	7,558,992
Class A Series 2 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	6,737,332
Temporary equity, shares outstanding (in shares)	6,737,332
Class A Series 3 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	1,886,380
Temporary equity, shares outstanding (in shares)	1,886,380
Class A Series 4 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	3,003,862
Temporary equity, shares outstanding (in shares)	3,003,862
Class A Series 5 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	32,857,618
Temporary equity, shares outstanding (in shares)	32,857,618
Class A Series 6 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	3,872,438
Temporary equity, shares outstanding (in shares)	3,872,438
Class A Series 7 redeemable convertible preferred shares
Redeemable preferred shares
Temporary equity, shares issued (in shares)	93,637
Temporary equity, shares outstanding (in shares)	93,637